13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.6%
	AEROSPACE & DEFENSE - 3.4%
157,766	Mercury Systems, Inc.(a)	$ 5,769,502

	ASSET MANAGEMENT - 2.8%
157,798	Janus Henderson Group plc	4,757,610

	AUTOMOTIVE - 5.8%
52,567	Autoliv, Inc.	5,792,358
283,381	Dana, Inc.	4,140,196
		9,932,554
	BIOTECH & PHARMA - 7.1%
891,976	Amarin Corp plc - ADR(a)	776,019
303,468	Exelixis, Inc.(a)	7,280,197
360,299	Ironwood Pharmaceuticals, Inc.(a)	4,121,821
		12,178,037
	CONSTRUCTION MATERIALS - 5.4%
62,929	Knife River Corporation(a)	4,164,641
256,578	MDU Resources Group, Inc.	5,080,245
		9,244,886
	ELECTRIC UTILITIES - 3.0%
828,806	Algonquin Power & Utilities Corporation	5,238,054

	FOOD - 4.0%
165,106	TreeHouse Foods, Inc.(a)	6,843,644

	GAS & WATER UTILITIES - 4.1%
110,954	Southwest Gas Holdings, Inc.	7,028,936

	HEALTH CARE FACILITIES & SERVICES - 6.1%
133,000	Catalent, Inc.(a)	5,975,690
128,294	Fortrea Holdings, Inc.(a)	4,477,461
		10,453,151

13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	INTERNET MEDIA & SERVICES - 4.5%
72,839	GoDaddy, Inc., Class A(a)	$ 7,732,588

	LEISURE FACILITIES & SERVICES - 2.5%
150,381	Bloomin' Brands, Inc.	4,233,225

	MEDICAL EQUIPMENT & DEVICES - 2.9%
43,207	Masimo Corporation(a)	5,064,292

	PUBLISHING & BROADCASTING - 3.0%
431,484	Pearson plc - ADR	5,302,938

	RETAIL - CONSUMER STAPLES - 2.8%
34,146	Dollar Tree, Inc.(a)	4,850,439

	RETAIL - DISCRETIONARY - 12.5%
25,500	Asbury Automotive Group, Inc.(a)	5,736,735
125,906	Bath & Body Works, Inc.	5,434,103
122,377	Freshpet, Inc.(a)	10,617,429
		21,788,267
	SEMICONDUCTORS - 4.1%
107,871	Azenta, Inc.(a)	7,026,717

	SOFTWARE - 6.6%
87,843	Envestnet, Inc.(a)	4,349,985
57,428	Wix.com Ltd.(a)	7,064,793
		11,414,778
	TECHNOLOGY SERVICES - 4.6%
44,918	Insight Enterprises, Inc.(a)	7,959,020

	TELECOMMUNICATIONS - 4.9%
335,694	Frontier Communications Parent, Inc.(a)	8,506,486

13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	TRANSPORTATION & LOGISTICS - 3.3%
45,698	Canadian National Railway Company	$ 5,741,040

	WHOLESALE - CONSUMER STAPLES - 3.2%
120,241	US Foods Holding Corporation(a)	5,460,144

	TOTAL COMMON STOCKS (Cost $129,917,634)	166,526,308

	ESCROW SHARES — 0.0%(b)
327,017	Pershing Square Sparc Holdings Ltd. (a)(c)(d)	–
81,753	Pershing Square Tontine Holdings Ltd.(a)(c)(d)	–
	(Cost $0)	–

	SHORT-TERM INVESTMENTS — 3.3%
	MONEY MARKET FUNDS - 3.3%
5,768,739	First American Government Obligations Fund, Class X, 5.28% (Cost $5,768,739)(e)	5,768,739

	TOTAL INVESTMENTS - 99.9% (Cost $135,686,373)	$ 172,295,047
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	86,240
	NET ASSETS - 100.0%	$ 172,381,287

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Illiquid security. The total fair value of the security as of December 31, 2023 was $0, representing 0% of net assets.
(d)	Valued using unobservable inputs and fair valued by the adviser. Security is Level 3.
(e)	Rate disclosed is the seven day effective yield as of December 31, 2023.